Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial risk management objectives and policies
32.	Financial risk management objectives and policies

The Group’s principal financial liabilities comprise loans and borrowings, trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group has trade and other receivables, and cash and bank deposits that derive directly from its operations. The Group also holds quoted equity securities and enters into derivative transactions.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s senior management oversees the management of these risks. There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risks.

Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprise three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk. Financial instruments affected by market risk include loans and borrowings, deposits, quoted equity securities and derivative financial instrument.

The sensitivity analyses in the following sections relate to the position as at December 31, 2017 and 2018.

The sensitivity analyses have been prepared on the basis that the amount of net debt, the ratio of fixed to floating interest rates of the debt and the proportion of financial instruments in foreign currencies are all constant at December 31, 2018.

The analyses exclude the impact of movements in market variables on provisions and on the non-financial assets and liabilities of foreign operations.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s interest-bearing bank deposits and loans and borrowings from banks and financial institutions. The interest-bearing loans and borrowings of the Group are disclosed in Note 16(b). As certain interest rates are based on interbank offer rates, the Group is exposed to cash flow interest rate risk. This risk is not hedged. Interest-bearing bank deposits are short to medium-term in nature but given the significant cash and bank balances held by the Group, any variation in the interest rates may have a material impact on the results of the Group.

The Group manages its interest rate risk by having a mixture of fixed and variable rates for its deposits and borrowings.

Interest rate sensitivity

The sensitivity analyses below have been determined based on the exposure to interest rates for bank deposits and interest-bearing financial liabilities at the end of the reporting period and the stipulated change taking place at the beginning of the year and held constant throughout the reporting period in the case of instruments that have floating rates. A 50 basis points increase or decrease is used and represents management’s assessment of the possible change in interest rates.

If interest rate had been 50 (2017: 50) basis points higher or lower and all other variables were held constant, the profit before tax for the year ended December 31, 2018 of the Group would increase/decrease by RMB 20.6 million (US$3.3 million) (2017: increase/decrease by RMB 22.0 million).

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s sales, purchases and financial liabilities that are denominated in currencies other than the respective functional currencies of entities within the Group. The Group also holds cash and bank balances and other investments denominated in foreign currencies. The currencies giving rise to this risk are primarily the Singapore Dollar, Renminbi, US Dollar and Euro.

Foreign currency translation exposure is managed by incurring debt in the operating currency so that where possible operating cash flows can be primarily used to repay obligations in the local currency. This also has the effect of minimizing the exchange differences recorded against income, as the exchange differences on the net investment are recorded directly against equity.

The Group’s exposures to foreign currency are as follows:

	31.12.2017
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Quoted equity securities	24,714	—	—	—	—
Trade and other receivables	725	—	34,727	469	—
Cash and bank balances	418,875	1,486	16,068	—	498
Financial liabilities	(14,715)	—	—	—	—
Trade and other payables	(13,748)	(10,857)	(5,574)	(35,505)	(24)

Net assets/(liabilities)	415,851	(9,371)	45,221	(35,036)	474

	31.12.2018
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Quoted equity securities	21,876	—	—	—	—
Trade and other receivables	693	25,827	12,149	675	—
Cash and bank balances	220,268	1,166	28,518	31,662	25
Financial liabilities	(15,126)	—	(501,014)	—	—
Trade and other payables	(13,952)	(17,452)	(7,060)	(41,828)	—

Net assets/(liabilities)	213,759	9,541	(467,407)	(9,491)	25

US$’000	31,952	1,426	(69,865)	(1,419)	4

Foreign currency risk sensitivity

A 10% strengthening of the following major currencies against the functional currency of each of the Group’s entities at the reporting date would increase/(decrease) profit before tax by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	Profit before tax
	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000
Singapore Dollar	41,585	21,376	3,195
Euro	(937)	954	143
US Dollar	4,522	(46,741)	(6,987)
Renminbi	(3,504)	(949)	(142)

Equity price risk

The Group has investment in TCL which is quoted.

Equity price risk sensitivity

A 10% increase/(decrease) in the underlying prices at the reporting date would increase/(decrease) Group’s profit before tax by the following amount:

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000
Statement of profit or loss	2,471	2,188	327

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Trade receivables and contract assets

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit limits are established for all customers based on internal rating criteria.

Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed for all customers requiring credit over a certain amount.

An impairment analysis is performed at each reporting date using a provision matrix. The provision rates are determined based on the profiles of the customers. The calculation reflects the reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.

The allowance account in respect of trade receivables is used to record expected credit losses unless the Group is satisfied that no recovery of the amount owing is possible. At that point, the financial asset is considered irrecoverable and the amount charged to the allowance account is written off against the carrying amount of the impaired financial asset.

The Group’s historical experience in the collection of trade receivables and contract balances falls within the recorded allowances. Due to this factor, management believes that no additional credit risks beyond the amount provided for collection losses are inherent in the Group’s trade receivables.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Trade receivables
			Days past due
As at December 31, 2017	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Estimated total gross carrying amount at default	255,879	99,908	59,967	21,623	30,353	44,028
Expected credit loss	43,775	—	—	—	661	43,114

			Trade receivables
				Days past due
As at December 31, 2018	Total	Contract assets	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Expected credit loss rate	6.3%	—	—	0.1%	—	6.3%	75.1%
Estimated total gross carrying amount at default	483,020	44,434	281,250	47,561	25,862	47,209	36,704
Expected credit loss	30,586	—	—	30	—	2,990	27,566

At December 31, 2018, the Group had top 20 customers (2017: top 20 customers) that owed the Group more than RMB 114.2 million (US$17.1 million) (2017: RMB 57.2 million) and accounted for approximately 26.0% (2017: 22.4%) of trade receivables (excluding bills receivables) respectively. These customers are located in the PRC. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets mentioned in Note 20. The Group’s share of trade receivables of a joint venture which was used as collateral as security is disclosed in Note 6.

Cash and fixed deposits are placed with banks and financial institutions which are regulated.

Liquidity risk

The Group monitors its liquidity risk and maintains a level of cash and cash equivalents deemed adequate by management to finance the Group’s operations and to mitigate the effects of fluctuations in cash flows, and having adequate amounts of committed credit facilities.

The table below summarizes the maturity profile of the Group’s financial assets and liabilities based on contractual undiscounted payments.

	1 year or less	2 to 5 years	More than 5 years	Total
As at December 31, 2017	RMB’000	RMB’000	RMB’000	RMB’000

Financial assets
Trade and bills receivables	7,075,319	—	—	7,075,319
Other receivables, excluding tax recoverable	132,675	620	—	133,295
Cash and bank balances	6,029,207	—	—	6,029,207
Quoted equity securities	24,714	—	—	24,714

	13,261,915	620	—	13,262,535

Financial liabilities
Loans and borrowings	1,624,539	27,874	—	1,652,413
Trade and other payables (Note 26)	7,328,027	156,347	—	7,484,374
Other liabilities	33	46	—	79

	8,952,599	184,267	—	9,136,866

	1 year or less	2 to 5 years	More than 5 years	Total	Total
As at December 31, 2018	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

Financial assets
Contract assets	—	44,434	—	44,434	6,642
Trade and bills receivables	7,419,692	—	—	7,419,692	1,109,055
Other receivables, excluding tax recoverable	137,476	—	—	137,476	20,549
Cash and bank balances	6,128,522	—	—	6,128,522	916,058
Quoted equity securities	21,876	—	—	21,876	3,270
Derivative not designated as hedges – foreign exchange forward contract	4,529	—	—	4,529	677

	13,712,095	44,434	—	13,756,529	2,056,251

Financial liabilities
Loans and borrowings	2,033,519	15,196	—	2,048,715	306,231
Trade and other payables (Note 26)	7,008,592	160,091	—	7,168,683	1,071,537
Other liabilities	14	34	—	48	7

	9,042,125	175,321	—	9,217,446	1,377,775